Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)		3 Months Ended				6 Months Ended				12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2024		Dec. 31, 2023		Jun. 30, 2024		Jun. 30, 2023
Stock-Based Compensation - Schedule of Stock Option Activity (Details) [Line Items]
Number of Options, Beginning balance		1,056,487		995,500		1,068,000		1,034,000		1,034,000		817,750
Weighted Average Exercise Price, Beginning balance		$ 2.42		$ 2.33		$ 2.41		$ 2.31		$ 2.31		$ 2
Aggregate Intrinsic Value, Beginning balance		$ 794,863	[1]	$ 965,500	[1]	$ 1,257,520	[1]	$ 639,775	[1],[2],[3]	$ 639,775	[1],[2],[3]		[2]
Number of Options, Ending balance		954,821		961,125		954,821		961,125		1,068,000		1,034,000
Weighted Average Exercise Price, Ending balance		$ 2.51		$ 2.35		$ 2.51		$ 2.35		$ 2.41		$ 2.31
Aggregate Intrinsic Value, Ending balance	[1]	$ 4,908,085		$ 566,485		$ 4,908,085		$ 566,485		$ 1,257,520		$ 639,775	[2],[3]
Number of Options, Exercisable		665,348		481,560		665,348		481,560		550,116		360,060
Weighted Average Exercise Price, Exercisable		$ 2.44		$ 2.2		$ 2.44		$ 2.2		$ 2.36		$ 2.05
Aggregate Intrinsic Value, Exercisable		$ 3,469,609	[1]	$ 350,521	[1]	$ 3,469,609	[1]	$ 350,521	[1]	$ 673,901	[3]	$ 309,248	[2]
Number of Options, Granted		54,000		7,000		66,000		13,500		120,821		471,250
Weighted Average Exercise Price, Granted		$ 3.12		$ 2.9		$ 3.12		$ 3.11		$ 3.01		$ 2.68
Number of Options, Exercised		155,666				155,666
Weighted Average Exercise Price, Exercised		$ 2.11				$ 2.11
Number of Options, Expired/cancelled				(41,375)		(23,959)		(86,375)		(201,000)		(255,000)
Weighted Average Exercise Price, Expired/cancelled				$ 2.09		$ 2.39		$ 2.04		$ 2.08		$ 2
Previously Reported [Member]
Stock-Based Compensation - Schedule of Stock Option Activity (Details) [Line Items]
Number of Options, Beginning balance						953,821
Weighted Average Exercise Price, Beginning balance						$ 2.45
Aggregate Intrinsic Value, Beginning balance	[3]					$ 1,087,178
Number of Options, Ending balance										953,821
Weighted Average Exercise Price, Ending balance										$ 2.45
Aggregate Intrinsic Value, Ending balance	[3]									$ 1,087,178

[1]	Represents the excess of the fair value on the last day of period (which was $7.65 and $2.90 as of December 31, 2024 and 2023, respectively) over the exercise price, multiplied by the number of options.
[2]	Represents the excess of the fair value on the last day of period (which was $2.90 as of June 30, 2023) over the exercise price, multiplied by the number of options.
[3]	Represents the excess of the fair value on the last day of period (which was $3.59 as of June 30, 2024) over the exercise price, multiplied by the number of options.